STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,386,664		$ 1,286,674
Total other comprehensive (loss) income	(13,739)		5,326
Equity at end of period	1,412,157		1,304,128
Interest expense	17,948		21,712
Cost of sales	1,926,697		1,810,128
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	24,403		40,417
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	10,139		3,432
Gross amounts reclassified from accumulated other comprehensive loss	7,156		4,223
Income tax effect of amounts reclassified from accumulated other comprehensive loss	2,264		(5,591)
Total other comprehensive (loss) income	5,247	$ (6,382)
Equity at end of period	29,650		34,035
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	7,156		4,223
Interest expense	7,857		(6,138)
Cost of sales	(701)		(1,915)
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(48,229)		(36,938)
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	0		0
Gross amounts reclassified from accumulated other comprehensive loss	0		0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0		0
Total other comprehensive (loss) income	0	0
Equity at end of period	(48,229)		(36,938)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(86,965)		(107,612)
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	(16,580)		9,604
Gross amounts reclassified from accumulated other comprehensive loss	0		0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0		0
Total other comprehensive (loss) income	(16,580)	9,604
Equity at end of period	(103,545)		(98,008)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(110,791)		(104,133)
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	(6,441)		13,036
Gross amounts reclassified from accumulated other comprehensive loss	7,156		4,223
Income tax effect of amounts reclassified from accumulated other comprehensive loss	2,264		(5,591)
Total other comprehensive (loss) income	(11,333)	$ 3,222
Equity at end of period	$ (122,124)		$ (100,911)